Business Interruption Insurance Recovery (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Bridgeport, Alabama [Member]
Business Interruption Loss [Line Items]
Proceeds from business interruption recovery	$ 4,046
Quebec Silicon plant [Member]
Business Interruption Loss [Line Items]
Proceeds from business interruption recovery	$ 548